INVENTORY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Raw materials	$ 10,379,000	$ 8,558,000	$ 7,950,000
Work In Process	110	292,000	0
Finished Goods	5,318,000	4,493,000	1,983,000
Inventory	$ 15,807,000	$ 13,343,000	$ 9,933,000